EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

21.         EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator
Net loss attributable to Class A and Class B ordinary shares	(8,750)	(19,584)	(75,562)

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding-basic and diluted	89,845,281	90,162,557	90,357,275

Net loss per share
Basic and diluted	(0.10)	(0.22)	(0.84)

The repurchased but not retired ordinary shares are accounted as treasury share which are not considered outstanding and excluded from the calculation of basic earnings (loss) per share since the date of repurchase.